Fair value measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Marketable securities and other investments	¥ 80,840	$ 11,386	¥ 14,360
Investment, Type [Extensible Enumeration]	Wealth management products	Wealth management products	Wealth management products
Recurring basis
Assets
Restricted cash	¥ 7,506		¥ 6,254
Total assets	69,926		92,010
Recurring basis | Wealth management products
Assets
Short-term investments	56,847		71,496
Marketable securities and other investments	2,808		2,649
Recurring basis | Listed equity securities
Assets
Marketable securities and other investments	2,765		11,611
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	2,765		11,611
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Marketable securities and other investments	2,765		11,611
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	7,506		6,254
Total assets	67,161		80,399
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	56,847		71,496
Marketable securities and other investments	¥ 2,808		¥ 2,649